FDIC loss share expense	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
FDIC Loss Share (Expense) Income

Note 36 – FDIC loss share income (expense)

On May 22, 2018, the Corporation entered into a Termination Agreement with the FDIC to terminate all loss-share arrangements in connection with the Westernbank FDIC-assisted transaction. Refer to Note 10 for additional information of the Termination Agreement with the FDIC. The caption of FDIC loss-share income (expense) in the Consolidated Statements of Operations consists of the following major categories:

	Years ended December 31,
(In thousands)	2018	2017
Amortization	$(934)	$(469)
80% mirror accounting on credit impairment losses	104	3,136
80% mirror accounting on reimbursable expenses	537	2,454
80% mirror accounting on recoveries on covered assets, including rental income
on OREOs, subject to reimbursement to the FDIC	(1,658)	2,405
Change in true-up payment obligation	(6,112)	(11,700)
Gain on FDIC loss-share Termination Agreement[1]	102,752	-
Other	36	(5,892)
Total FDIC loss share income (expense)	$94,725	$(10,066)
[1] Refer to Note 10 for additional information of the Termination Agreement with the FDIC.